Average Annual Total Returns	American Independence MAR Tactical Moderate Growth Fund Institutional Class 3/1/2015 - 3/1/2015		American Independence MAR Tactical Moderate Growth Fund Class A 3/1/2015 - 3/1/2015		American Independence MAR Tactical Moderate Growth Fund Class C 3/1/2015 - 3/1/2015		American Independence MAR Tactical Moderate Growth Fund - Return After Taxes on Distributions Institutional Class 3/1/2015 - 3/1/2015		American Independence MAR Tactical Moderate Growth Fund - Return After Taxes on Distributions and Sale of Fund Shares Institutional Class 3/1/2015 - 3/1/2015		American Independence MAR Tactical Moderate Growth Fund MSCI All Country World Index (reflects no deduction for fees, expenses or taxes) 3/1/2015 - 3/1/2015		American Independence MAR Tactical Moderate Growth Fund Blended Index (reflects no deduction for fees, expenses or taxes) 3/1/2015 - 3/1/2015		American Independence MAR Tactical Growth Fund Institutional Class 3/1/2015 - 3/1/2015		American Independence MAR Tactical Growth Fund Class A 3/1/2015 - 3/1/2015		American Independence MAR Tactical Growth Fund Class C 3/1/2015 - 3/1/2015		American Independence MAR Tactical Growth Fund - Return After Taxes on Distributions Institutional Class 3/1/2015 - 3/1/2015		American Independence MAR Tactical Growth Fund - Return After Taxes on Distributions and Sale of Fund Shares Institutional Class 3/1/2015 - 3/1/2015		American Independence MAR Tactical Growth Fund MSCI All Country World Index (reflects no deduction for fees, expenses or taxes) 3/1/2015 - 3/1/2015		American Independence MAR Tactical Growth Fund Blended Index (reflects no deduction for fees, expenses or taxes) 3/1/2015 - 3/1/2015		American Independence Laffer Dividend Growth Fund Institutional Class 3/1/2015 - 3/1/2015		American Independence Laffer Dividend Growth Fund Class A 3/1/2015 - 3/1/2015		American Independence Laffer Dividend Growth Fund Class C 3/1/2015 - 3/1/2015		American Independence Laffer Dividend Growth Fund - Return After Taxes on Distributions Institutional Class 3/1/2015 - 3/1/2015		American Independence Laffer Dividend Growth Fund - Return After Taxes on Distributions and Sale of Fund Shares Institutional Class 3/1/2015 - 3/1/2015		American Independence Laffer Dividend Growth Fund Dow Jones U.S. Select Dividend Index (reflects no deduction for fees, expenses or taxes) 3/1/2015 - 3/1/2015		American Independence Laffer Dividend Growth Fund S&P 500 Index (reflects no deduction for fees, expenses or taxes) 3/1/2015 - 3/1/2015
[AverageAnnualReturnAbstract]
1 Year	6.25%		(0.11%)		4.31%		6.15%		3.63%		4.16%		8.77%	[1]	5.39%		(0.98%)		3.48%		5.27%		3.14%		4.16%		8.77%	[1]	3.26%		(3.02%)		1.21%		2.81%		2.23%		15.36%		13.69%
Since Inception	7.59%	[2]	1.30%	[2]	6.56%	[2]	7.49%	[2]	5.79%	[2]	6.57%	[2]	9.88%	[1],[2]	7.14%	[2]	0.80%	[2]	6.15%	[2]	7.03%	[2]	5.45%	[2]	6.57%	[2]	9.88%	[1],[2]	3.65%	[2]	(2.57%)	[2]	2.72%	[2]	3.22%	[2]	2.79%	[2]	17.37%	[2]	17.37%	[2]
Inception Date	Dec. 19, 2013		Dec. 19, 2013		Dec. 19, 2013		Dec. 19, 2013		Dec. 19, 2013		Dec. 19, 2013		Dec. 19, 2013	[1]	Dec. 19, 2013		Dec. 19, 2013		Dec. 19, 2013		Dec. 19, 2013		Dec. 19, 2013		Dec. 19, 2013		Dec. 19, 2013	[1]	Dec. 19, 2013		Dec. 19, 2013		Dec. 19, 2013		Dec. 19, 2013		Dec. 19, 2013		Dec. 19, 2013		Dec. 19, 2013

[1]	The Blended Benchmark is a constant-weighted mix comprised of the Citigroup U.S. Broad Investment Grade Bond Index (40%), the S&P 500 Index (50%), and the MSCI All Country World ex-U.S. Index (10%). The custom benchmark is rebalanced monthly.
[2]	For the period December 19, 2013 through December 31, 2014.